Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Series A Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series A Preferred Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2012	$ 51,356	$ 10,000	$ 37,821	$ 2,606		$ 929
Exercise of common stock warrants, 3,024 shares	36		36
Exercise of common stock options	58		58
Issuance of 1,153,847 shares of common stock, net of stock offering costs of $809	14,191		14,191
Dividends paid on Series A preferred stock	(109)				(109)
Stock based compensation expense	364		364
Stock issued in conjunction with 401(k) employer match	227		227
Stock issued in conjunction with stock option exchange	(142)		(142)
Excess tax benefit from exchange of stock options	83		83
Net income	4,561			4,561
Other comprehensive income	(5,462)					(5,462)
Ending balance at Dec. 31, 2013	65,163	10,000	52,638	7,058		(4,533)
Exercise of common stock options	236		236
Dividends paid on Series A preferred stock	(100)				(100)
Stock based compensation expense	611		611
Stock issued in conjunction with 401(k) employer match	275		275
Stock (2,766,191 shares) and stock options (137,280 options) issued related to MidSouth Bank acquisition, net of stock issuance costs of $514	40,462		40,462
Excess tax benefit from exchange of stock options	29		29
Net income	8,414			8,414
Other comprehensive income	6,709					6,709
Ending balance at Dec. 31, 2014	$ 121,799	$ 10,000	$ 94,251	$ 15,372		$ 2,176